Fair value of financial instruments - Changes in the Level 3 investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balance - Beginning of period	$ 763,880
Balance - End of period	856,902	$ 763,880
Level 3 | Warrants and convertible loan
Disclosure of financial assets [line items]
Balance - Beginning of period	4	18
Acquisitions	298
Change in fair value	68	(14)
Balance - End of period	$ 370	$ 4